General and administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Salaries and related expenses	$ 185.5	$ 238.8	$ 193.0
Office equipment and maintenance	25.2	22.1	15.1
Depreciation and amortization	22.0	26.0	22.9
Consulting and legal fees	19.8	22.4	19.9
Travel and vehicle expenses	3.8	5.7	2.0
Other	24.4	23.3	14.8
Total general and administrative expenses	$ 280.7	$ 338.3	$ 267.7